Information Regarding Members of the Board of Directors, the Group Management and Employees - Summary of Board Members, Presidents and Group Management by Gender (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Women [member] | Parent [member]
Disclosure of Information About Employees [line items]
Board members and President	43.00%	46.00%
Group Management	36.00%	35.00%
Women [member] | Subsidiaries [member]
Disclosure of Information About Employees [line items]
Board members and President	19.00%	19.00%
Men [member] | Parent [member]
Disclosure of Information About Employees [line items]
Board members and President	57.00%	54.00%
Group Management	64.00%	65.00%
Men [member] | Subsidiaries [member]
Disclosure of Information About Employees [line items]
Board members and President	81.00%	81.00%